UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Mar 31, 2013.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     Apr 17, 2013


                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       77
Form 13F Information Table Value Total:	      692,877,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Apple Computer Inc              037833100      35,723    80,701   Sole   None
Novo-Nordisk                    670100205      26,775   165,790   Sole   None
United Technologies             913017109      24,842   265,889   Sole   None
PepsiCo, Inc.                   713448108      23,885   301,922   Sole   None
Visa                            92826C839      23,642   139,202	  Sole   None
Qualcomm Inc.                   747525103      23,053   344,377   Sole   None
Oracle Corporation              38389x105      22,778   704,535   Sole   None
Ecolab Inc.                     278865100      21,242   264,924   Sole   None
LKQ Corp                        501889208      20,565   945,068   Sole   None
Dollar Tree Stores              256746108      20,301   419,188   Sole   None
ConocoPhillips                  20825C104      19,306   321,225   Sole   None
Phillips 66                     718546104      19,252   275,152   Sole   None
Amphenol Corp			032095101      18,868   252,750   Sole   None
McCormick                       579780206      18,026   245,081   Sole   None
Priceline.com                   741503403      17,846    25,933   Sole   None
Wells Fargo & Co.               949746101      17,791   480,977   Sole   None
Mastercard Inc.                 57636Q104      17,528    32,392   Sole   None
Tupperware Brands Corp          899896104      17,268   211,261   Sole   None
Lincoln Elec Hldgs Inc          533900106      16,994   313,660   Sole   None
Express Scripts                 30219G108      16,942   294,034   Sole   None
Google Inc                      38259P508      16,892    21,270   Sole   None
Ace Ltd                         H0023R105      16,841   189,291   Sole   None
TJX Companies, Inc              872540109      16,527   353,527   Sole   None
Diamond Offshore                25271C102      16,367   235,299   Sole   None
Thermo Fisher Scientific        883556102      16,168   211,378   Sole   None
Advance Auto Parts              00751Y106      16,111   194,930   Sole   None
Berkshire Hathaway      B       084670207      15,805   151,675   Sole   None
Cognizant Tech Solutions        192446102      15,685   204,707   Sole   None
Precision Castparts Corp        740189105      15,423    81,338   Sole   None
Norfolk Southern Corp           655844108      14,995   194,537   Sole   None
Tim Hortons Inc                 88706M103      14,958   275,368   Sole   None
3M Company                      88579Y101      16,692   138,204   Sole   None
Devon Energy Corp New           25179M103      14,633   259,363   Sole   None
Becton Dickinson & Co           075887109      13,730   143,606   Sole   None
Freeport McMoran Copper         35671D857      10,290   310,864   Sole   None
Middleby Corp.			596278101       3,007    19,765   Sole   None
Berkshire Hathaway      A       084670108       2,669        19   Sole   None
Perrigo Company                 714290103       2,845    23,960   Sole   None
CVS Caremark Corp               126650100       2,301    41,843   Sole   None
Nestle S A Reg B ADR            641069406       2,148    29,636   Sole   None
Dorman Products                 258278100       1,942    52,197   Sole   None
Intuit                          461202103       1,900    28,943   Sole   None
Monro Muffler Brake             610236101       1,899    47,817   Sole   None
Caseys General Stores, Inc      147528103       1,881    32,259   Sole   None
National Oilwell Varco          637071101       1,712    24,195   Sole   None
Valeant Pharmaceuticals Intl    91911K102       1,599    21,319   Sole   None
Walgreen Co                     931422109       1,317    27,619   Sole   None
Deere & Co                      244199105       1,151    13.385   Sole   None
Glaxosmithkline                 37733W105         990    21,113   Sole   None
Verizon Communications          92343v104         960    19,535   Sole   None
AT&T                            00206R102         891    24,295   Sole   None
Walt Disney Co.                 254687106         884    15,566   Sole   None
Kimberly-Clark                  494368103         855     8,723   Sole   None
AbbVie Inc.                     00287Y109         797    19,548   Sole   None
Royal Dutch Shell Cl A          780259206         724    11,105   Sole   None
Johnson And Johnson Com         478160104         673     8,248   Sole   None
Cracker Barrel Old Ctry         22410J106         670     8,285   Sole   None
Waste Management                94106L109         630    16,076   Sole   None
McDonalds                       580135101         622     6,243   Sole   None
Royal Bank of Canada            780087102         618    10,245   Sole   None
Duke Energy Corp                26441C105         576     7,936   Sole   None
Exxon Mobil Corp                30231g102         521     5,784   Sole   None
Chevron Corp New                166764100         460     3,875   Sole   None
Microsoft Corp                  594918104         450    15,727   Sole   None
Market Vectors Agribusiness     57060U605         388     7,170   Sole   None
Amgen Inc                       031162100         314     3,062   Sole   None
Darden Restaurants Inc.         237194105         297     5,750   Sole   None
Biogen Idec Inc                 09062X103         296	  1,536   Sole   None
Bank of America                 060505104         272    22,300   Sole   None
JP Morgan Chase & Co            46625H100         236     4,975   Sole   None
Noble Corporation               H5833N103         233     6,100   Sole   None
Kinder Morgan Energy Partners   494550106         230     2,565   Sole   None
Procter & Gamble Co             742718109         216     2,804   Sole   None
Coca Cola Co                    191216100         210     5,188   Sole   None
Celgene Corp                    151020104         205     1,765   Sole   None
Sandridge Energy Inc            80007P307         113    21,420   Sole   None
Intersil Corporation            46069S109         126    14,510   Sole   None

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